UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21788

Seligman TargetHorizon ETF Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 12/31/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman TargetHorizon ETF Portfolios, Inc.
Schedules of Investments (unaudited)
December 31, 2006

Seligman TargETFund Core

	Shares or Principal Amount		Value
Exchange-Traded Funds 100.0%
Large- and Mid-Cap Equity Funds 44.9%
iShares DJ Select Dividend Index Fund	84,481	shs.	$5,976,186
iShares Russell Midcap Index Fund	29,864		2,986,997
SPDR Trust Series 1	126,800		17,966,293
			26,929,476
Fixed-Income Funds 35.1%
iShares iBoxx $ Investment Grade Corporate Bond Fund	56,272		6,003,097
Ishares Lehman Aggregate Bond Fund	90,413		9,014,176
iShares Lehman US Treasury Inflation Protected Securities Bond Fund	60,779		6,004,965
			21,022,238
International Equity Fund 10.0%
iShares MSCI EAFE Index Fund	81,923		5,998,402
REIT Fund 10.0%
iShares Dow Jones U.S. Real Estate Index Fund	71,932		5,995,532
Total Exchange-Traded Funds			59,945,648

Repurchase Agreement 1.9%
State Street Bank 4.35%, dated 12/29/2006, maturing 1/2/2007, in the amount of $1,139,000, collateralized by: $1,170,000 US Treasury Notes 4.5%, 2/15/2016, with a fair market value of $1,174,388	$1,139,000		1,139,000

Total Investments 101.9%			61,084,648
Other Assets Less Liabilities (1.9)%			(1,126,153)
Net Assets 100.0%			$59,958,495

Seligman TargETFund 2015

	Shares or Principal Amount		Value
Exchange-Traded Funds 98.9%
Large- and Mid-Cap Equity Funds 44.5%
iShares DJ Select Dividend Index Fund	4,800	shs.	$339,552
iShares Russell Midcap Index Fund	70,749		7,076,315
SPDR Trust Series 1	46,275		6,556,705
			13,972,572
International Equity Funds 18.7%
iShares MSCI EAFE Index Fund	61,216		4,482,236
iShares MSCI Emerging Markets Index Fund	12,318		1,406,346
			5,888,582
Small-Cap Equity Fund 13.2%
iShares Russell 2000 Index Fund	53,042		4,139,928
Fixed-Income Funds 12.6%
iShares iBoxx $ Investment Grade Corporate Bond Fund	29,124		3,106,948
Ishares Lehman Aggregate Bond Fund	5,150		513,455
iShares Lehman US Treasury Inflation Protected Securities Bond Fund	3,500		345,800
			3,966,203
REIT Fund 9.9%
iShares Dow Jones U.S. Real Estate Index Fund	37,272		3,106,621
Total Exchange-Traded Funds			31,073,906

Repurchase Agreement 2.0%
State Street Bank 4.35%, dated 12/29/2006, maturing 1/2/2007, in the amount of $626,000, collateralized by: $645,000 US Treasury Notes 4.5%, 2/15/2016, with a fair market value of $647,419	$626,000		626,000

Total Investments 100.9%			31,699,906
Other Assets Less Liabilities (0.9)%			(276,748)
Net Assets 100.0%			$31,423,158

Seligman TargETFund 2025
	Shares or Principal Amount		Value
Exchange-Traded Funds 99.2%
Large- and Mid-Cap Equity Funds 44.6%
iShares Russell Midcap Index Fund	63,201	shs.	$6,321,364
SPDR Trust Series 1	35,650		5,051,248
			11,372,612
International Equity Funds 28.8%
iShares MSCI EAFE Index Fund	67,428		4,937,078
iShares MSCI Emerging Markets Index Fund	21,134		2,412,869
			7,349,947
Small-Cap Equity Fund 23.6%
iShares Russell 2000 Index Fund	77,021		6,011,489
REIT Fund 1.1%
iShares Dow Jones U.S. Real Estate Index Fund	3,450		287,558
Fixed-Income Fund 1.1%
iShares iBoxx $ Investment Grade Corporate Bond Fund	2,600		277,368
Total Exchange-Traded Funds			25,298,974

Repurchase Agreement 1.9%
State Street Bank 4.35%, dated 12/29/2006, maturing 1/2/2007, in the amount of $487,000, collateralized by: $500,000 US Treasury Notes 4.5%, 2/15/2016, with a fair market value of $501,875	$487,000		487,000

Total Investments 101.1%			25,785,974
Other Assets Less Liabilities (1.1)%			(283,755)
Net Assets 100.0%			$25,502,219

Seligman TargETFund 2035
	Shares		Value
Exchange-Traded Funds 98.6%
Large- and Mid-Cap Equity Funds 44.4%
iShares Russell Midcap Index Fund	780		$78,016
SPDR Trust Series 1	440		62,343
			140,359
International Equity Funds 29.7%
iShares MSCI EAFE Index Fund	855		62,603
iShares MSCI Emerging Markets Index Fund	275		31,397
			94,000
Small-Cap Equity Fund 24.5%
iShares Russell 2000 Index Fund	995		77,660
Total Investments 98.6%			312,019
Other Assets Less Liabilities 1.4%			4,441
Net Assets 100.0%			$316,460

Seligman TargETFund 2045
	Shares		Value
Exchange-Traded Funds 99.2%
Large- and Mid-Cap Equity Funds 44.5%
iShares Russell Midcap Index Fund	310		$31,006
SPDR Trust Series 1	175		24,796
			55,802
International Equity Funds 30.1%
iShares MSCI EAFE Index Fund	345		25,261
iShares MSCI Emerging Markets Index Fund	110		12,558
			37,819
Small-Cap Equity Fund 24.6%
iShares Russell 2000 Index Fund	395		30,830
Total Investments 99.2%			124,451
Other Assets Less Liabilities 0.8%			1,053
Net Assets 100.0%			$125,504

Organization— Seligman TargetHorizon ETF Portfolios, Inc. (the “Fund”) is a diversified open-end management investment company, or mutual fund, which consists of five separate and distinct funds: Seligman TargETFund Core, Seligman TargETFund 2015, Seligman TargETFund 2025, Seligman TargETFund 2035, and Seligman TargETFund 2045. The Fund was incorporated under the laws of the state of Maryland on July 6, 2005. The Fund commenced operations on October 3, 2005.

Security Valuation— Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the "Manager") based on quotations provided by primary markets in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Tax Information— At December 31, 2006, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
TargETFund Core	$57,451,317	$3,769,943	$136,612	$3,633,331
TargETFund 2015	29,064,128	2,640,374	4,596	2,635,778
TargETFund 2025	23,481,210	2,304,764	—	2,304,764
TargETFund 2035	304,478	7,541	—	7,541
TargETFund 2045	118,229	6,222	—	6,222

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	February 26, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	February 26, 2007

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.